INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 12, 2011
INCOME TAXES [Abstract]
Other intangible assets			$ 408,000
Computer equipment			85,000
Deferred tax liability			169,131
Net operating loss carryforwards	37,700,000
Net operating loss carryforwards to be allocated to contributed capital	132,000
Excess tax benefits associated with stock option exercises included in net operating loss carryforwards but not reflected in deferred tax assets	1,019,000
Operating loss carryforwards expiration dates	These carryforwards expire at various dates from 2022 through 2030.
Portion of valuation allowance that will be recorded as a reduction to additional paid in capital in the event that it is determined that a valuation allowance is no longer considered necessary	436,000
Deferred tax assets reduction for stock options forfeited during the period	303,000
Unrecognized tax benefits netted against deferred tax assets	$ 446,000	$ 446,000